American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2020

VP International - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 4.6%
Aristocrat Leisure Ltd.	34,815	450,472
Atlassian Corp. plc, Class A(1)	5,970	819,442
CSL Ltd.	23,250	4,217,619
Treasury Wine Estates Ltd.	180,960	1,110,195
		6,597,728
Belgium — 0.8%
KBC Group NV(1)	26,000	1,199,822
Brazil — 0.9%
Localiza Rent a Car SA	86,740	438,533
Magazine Luiza SA	103,512	784,492
		1,223,025
Canada — 4.9%
Alimentation Couche-Tard, Inc., B Shares	56,490	1,330,664
Canada Goose Holdings, Inc.(1)(2)	52,910	1,052,380
Canadian Pacific Railway Ltd.	6,520	1,438,774
Intact Financial Corp.	17,240	1,490,017
Shopify, Inc., Class A(1)	1,850	775,099
TMX Group Ltd.	12,800	952,928
		7,039,862
China — 6.0%
Alibaba Group Holding Ltd. ADR(1)	12,650	2,460,172
ANTA Sports Products Ltd.	159,000	1,149,228
GDS Holdings Ltd. ADR(1)	36,310	2,104,891
TAL Education Group ADR(1)	16,890	899,561
Tencent Holdings Ltd.	39,100	1,906,578
		8,520,430
Denmark — 4.2%
Carlsberg A/S, B Shares	16,650	1,890,044
DSV Panalpina A/S	21,707	1,976,495
Novo Nordisk A/S, B Shares	35,330	2,131,156
		5,997,695
Finland — 1.7%
Neste Oyj	69,460	2,352,713
France — 11.1%
Air Liquide SA	19,330	2,477,660
AXA SA	21,820	377,855
Dassault Systemes SE	8,900	1,319,841
Edenred	35,997	1,506,591
Iliad SA	5,850	795,116
LVMH Moet Hennessy Louis Vuitton SE	6,790	2,520,416
Safran SA	13,560	1,191,870
Schneider Electric SE	30,060	2,588,122
Teleperformance	6,350	1,325,385

TOTAL SA	32,380	1,255,679
Valeo SA	27,220	455,204
		15,813,739
Germany — 5.5%
adidas AG	8,010	1,842,682
E.ON SE	102,260	1,075,419
Infineon Technologies AG	100,260	1,501,758
Puma SE	23,120	1,381,169
Symrise AG	21,390	2,025,750
		7,826,778
Hong Kong — 3.2%
AIA Group Ltd.	501,200	4,508,946
Hungary — 0.4%
OTP Bank Nyrt	17,930	520,119
India — 0.5%
HDFC Bank Ltd.	67,370	758,021
Indonesia — 0.6%
Bank Central Asia Tbk PT	521,900	882,500
Ireland — 2.7%
CRH plc(1)	47,889	1,305,402
ICON plc(1)	6,770	920,720
Kerry Group plc, A Shares	14,690	1,684,105
		3,910,227
Italy — 1.8%
Ferrari NV	4,860	755,371
Nexi SpA(1)	72,364	940,641
Prysmian SpA	49,930	799,606
		2,495,618
Japan — 14.9%
GMO Payment Gateway, Inc.	17,500	1,227,930
Hoya Corp.	29,400	2,500,732
Keyence Corp.	8,600	2,775,353
Kobe Bussan Co. Ltd.	20,700	816,770
MonotaRO Co. Ltd.	68,700	1,825,457
Murata Manufacturing Co. Ltd.	54,000	2,733,206
Obic Co. Ltd.	9,900	1,293,301
Pan Pacific International Holdings Corp.	83,900	1,593,242
Recruit Holdings Co. Ltd.	84,900	2,192,271
Rohm Co. Ltd.	12,100	662,630
Shiseido Co. Ltd.	23,900	1,411,817
Terumo Corp.	61,600	2,118,392
		21,151,101
Netherlands — 4.9%
Adyen NV(1)	2,328	1,970,250
ASML Holding NV	10,510	2,793,142
Koninklijke DSM NV	19,070	2,167,003
		6,930,395
Spain — 4.5%
Amadeus IT Group SA(1)	10,960	519,782

Cellnex Telecom SA	68,816	3,132,273
Iberdrola SA	279,794	2,762,685
		6,414,740
Sweden — 5.2%
Atlas Copco AB, A Shares	38,480	1,293,230
Hexagon AB, B Shares	42,320	1,805,099
Lundin Petroleum AB	58,970	1,129,213
Swedish Match AB	18,650	1,066,817
Telefonaktiebolaget LM Ericsson, B Shares	255,260	2,083,272
		7,377,631
Switzerland — 13.3%
Lonza Group AG(1)	7,910	3,290,965
Nestle SA	57,710	5,948,067
Novartis AG	33,720	2,786,791
Partners Group Holding AG	2,200	1,521,697
Sika AG	10,168	1,682,361
Temenos AG(1)	12,100	1,586,607
Zurich Insurance Group AG	5,770	2,048,113
		18,864,601
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	161,000	1,437,088
United Kingdom — 6.5%
ASOS plc(1)	50,330	745,306
Associated British Foods plc	40,830	916,343
AstraZeneca plc	40,200	3,590,989
Ferguson plc	13,810	863,550
London Stock Exchange Group plc	33,450	3,013,900
Melrose Industries plc(1)	62,034	70,055
		9,200,143
TOTAL COMMON STOCKS (Cost $125,817,786)		141,022,922
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 3.00%, 11/30/21 - 5/15/45, valued at $294,838), in a joint trading account at 0.01%, dated 3/31/20, due 4/1/20 (Delivery value $289,105)		289,105
State Street Institutional U.S. Government Money Market Fund, Premier Class	603,865	603,865
TOTAL TEMPORARY CASH INVESTMENTS (Cost $892,970)		892,970
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $389,705)	389,705	389,705
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $127,100,461)		142,305,597
OTHER ASSETS AND LIABILITIES — (0.1)%		(87,436)
TOTAL NET ASSETS — 100.0%		$142,218,161

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.1%
Health Care	15.1%
Financials	12.2%
Consumer Staples	11.4%
Consumer Discretionary	11.2%
Industrials	11.2%
Materials	6.7%
Communication Services	4.2%
Energy	3.4%
Utilities	2.7%
Cash and Equivalents*	0.8%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,049,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,089,687, which includes securities collateral of $699,982.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	819,442	5,778,286	—
Canada	1,052,380	5,987,482	—
China	5,464,624	3,055,806	—
Ireland	920,720	2,989,507	—
Other Countries	—	114,954,675	—
Temporary Cash Investments	603,865	289,105	—
Temporary Cash Investments - Securities Lending Collateral	389,705	—	—
	9,250,736	133,054,861	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.